                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [   ]; Amendment Number: ______
      This Amendment (Check only one.):     [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Berkshire Hathaway Inc.
                -----------------------------------
Address:        1440 Kiewit Plaza
                -----------------------------------
                Omaha, NE 68131
                -----------------------------------

                -----------------------------------

Form 13F File Number:               28- 4545
                                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Marc D. Hamburg
                 ------------------------
Title:           Vice President
                 ------------------------
Phone:           402-346-1400
                 ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                  November 12, 2003
------------------------         ------------------         -----------------
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name

      28- 5194                   General Re - New England Asset Management, Inc.
         ------                  -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                      17
                                                              ------------------

Form 13F Information Table Entry Total:                                 67
                                                              ------------------

Form 13F Information Table Value Total:                    $    31,036,994
                                                             -------------------
                                                                    (thousands)



List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER     NAME
 1.   28-5678                  Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                      BH Columbia Inc.
 3.   28-5676                  BHG Life Insurance Co.
 4.   28-719                   Blue Chip Stamps
 5.   28-554                   Buffett, Warren E.
 6.   28-1517                  Columbia Insurance Co.
 7.   28-2226                  Cornhusker Casualty Co.
 8.   28-852                   GEICO Corp.
 9.   28-101                   Government Employees Ins. Corp.
10.   28-1066                  National Fire & Marine
11.   28-718                   National Indemnity Co.
12.   28-5006                  National Liability & Fire Ins. Co.
13.   28-717                   OBH Inc.
14.   28-2740                  Plaza Investment Managers
15.   28-1357                  Wesco Financial Corp.
16.   28-3091                  Wesco Financial Ins. Co.
17.   28-3105                  Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2003

                                                                      Column 6
                                                                     Investment
                     Column  Column 3     Column 4    Column 5      Discretion               Column 7               Column 8
                        2                  Market               --------------------                           Voting Authority
                      Title                Value     Shares or         (b)     (c)                        --------------------------
Column 1                of     CUSIP        (In      Principal  (a)  Shared- Shared-          Other           (a)      (b)     (c)
Name of Issuer        Class   Number     Thousands)   Amount $  Sole Defined  Other          Managers         Sole    Shared   None
--------------       ------ ----------- ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
American Express
  Co.                  Com  025816 10 9     776,177  17,225,400         X            5, 2, 6, 13           17,225,400
                                            360,238   7,994,634         X            5, 10, 13              7,994,634
                                          5,418,730 120,255,879         X            5, 11, 13            120,255,879
                                             87,556   1,943,100         X            5, 4, 13, 15, 16, 17   1,943,100
                                            188,877   4,191,687         X            5, 13                  4,191,687
American Standard
  Companies            Com  029712 10 6     272,296   3,232,000         X            5, 8, 9, 11, 13, 14    3,232,000
Automatic Data
  Processing           Com  053015 10 3      59,117   1,649,000         X            5, 8, 9, 11, 13, 14    1,649,000
Block   H & R          Com  093671 10 5     690,365  15,999,200         X            5, 11, 13             15,999,200
Coca Cola              Com  191216 10 0      76,984   1,792,000         X            5, 13                  1,792,000
                                             76,297   1,776,000         X            5, 12, 13              1,776,000
                                            309,553   7,205,600         X            5, 4, 13, 15, 16, 17   7,205,600
                                          1,724,483  40,141,600         X            5, 2, 6, 13           40,141,600
                                          6,012,063 139,945,600         X            5, 11, 13            139,945,600
                                            392,620   9,139,200         X            5, 10, 13              9,139,200
Comdisco Holding Co.   Com  200334 10 0      98,882   1,177,172         X            5, 11, 13              1,177,172
                                             24,576     292,569         X            5, 2, 6, 13              292,569
                                              1,397      16,634         X            5, 10, 13                 16,634
Costco Wholesale
  Corp.                Com  22160K 10 5     163,662   5,254,000         X            5, 11, 13              5,254,000
Dover Corp.            Com  260003 10 8     110,683   3,129,300         X            5, 8, 9, 11, 13, 14    3,129,300
Duke Energy Corp.      Com  264399 10 6      25,269   1,418,800         X            5, 8, 9, 11, 13, 14    1,418,800
Dun & Bradstreet
  Corp.                Com  26483E 10 0       5,649     136,000         X            5, 8, 9, 11, 13, 14      136,000
First Data
  Corporation          Com  319963 10 4     319,680   8,000,000         X            5, 8, 9, 11, 13, 14    8,000,000
Gannett Inc.           Com  364730 10 1     282,070   3,636,800         X            5, 11, 13              3,636,800
Gap Inc.               Com  364760 10 8     342,400  20,000,000         X            5, 8, 9, 11, 13, 14   20,000,000
The Gillette Co.       Com  375766 10 2   1,918,800  60,000,000         X            5, 11, 13             60,000,000
                                            665,184  20,800,000         X            5, 2, 6, 13           20,800,000
                                            204,672   6,400,000         X            5, 10, 13              6,400,000
                                            204,672   6,400,000         X            5, 4, 13, 15, 16, 17   6,400,000
                                             25,584     800,000         X            5, 12, 13                800,000
                                             51,168   1,600,000         X            5, 13                  1,600,000
Great Lakes Chemical
  Corp.                Com  390568 10 3      11,014     547,700         X            5, 8, 9, 11, 13, 14      547,700
HCA Inc.               Com  404119 10 9     368,600  10,000,000         X            5, 8, 9, 11, 13, 14   10,000,000
                                            254,360   6,900,700         X            5, 2, 6, 13            6,900,700
                                             36,860   1,000,000         X            5, 13                  1,000,000
                                        -----------
                                         21,560,538
                                        -----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2003

                                                                      Column 6
                                                                     Investment
                     Column  Column 3     Column 4    Column 5      Discretion               Column 7               Column 8
                        2                  Market               --------------------                           Voting Authority
                      Title                Value     Shares or         (b)     (c)                        --------------------------
Column 1                of     CUSIP        (In      Principal  (a)  Shared- Shared-          Other           (a)      (b)     (c)
Name of Issuer        Class   Number     Thousands)   Amount $  Sole Defined  Other          Managers         Sole    Shared   None
--------------       ------ ----------- ----------- ----------- ---- ------- ------- -------------------- ----------- ------ -------
Iron Mountain Inc.     Com  462846 10 6     180,164   5,018,500         X            5, 8, 9, 11, 13, 14    5,018,500
Level
  3 Communications     Com  52729N 10 0       8,915   1,644,900         X            5, 11, 13              1,644,900
M & T Bank
  Corporation          Com  55261F 10 4     523,543   5,997,060         X            5 11, 13               5,997,060
                                             47,666     546,000         X            5, 8, 9, 11, 13, 14      546,000
                                             14,466     165,700         X            5, 10, 13                165,700
Moody's                Com  615369 10 5     887,232  16,140,300         X            5, 11, 13             16,140,300
                                            432,048   7,859,700         X            5, 8, 9, 11, 13, 14    7,859,700
Mueller Industries     Com  624756 10 2      63,139   2,480,900         X            5, 11, 13              2,480,900
Nike Inc.              Com  654106 10 3     364,920   6,000,000         X            5, 8, 9, 11, 13, 14    6,000,000
Outback Steakhouse
  Inc.                 Com  689899 10 2      70,722   1,867,500         X            5, 8, 9, 11, 13, 14    1,867,500
Petrochina Co LTD      ADR  71646E 10 0       2,446      72,900         X            5, 11, 13                 72,900
                                             19,664     586,100         X            5, 8, 9, 11, 13, 14      586,100
Sealed Air
  Corporation          Com  81211K 10 0      53,077   1,123,800         X            5, 11, 13              1,123,800
Shaw Communications
  Inc.                Cl B  82028K 20 0     267,520  22,000,000         X            5, 8, 9, 11, 13, 14   22,000,000
Sun Trusts Banks
  Inc.                 Com  867914 10 3     298,608   4,946,300         X            5, 11, 13              4,946,300
                                             51,918     860,000         X            5, 2, 6, 13              860,000
Torchmark Corp.        Com  891027 10 4       3,152      77,551         X            5, 1, 11, 13              77,551
                                             18,277     449,728         X            5, 2, 6, 13              449,728
                                             31,342     771,200         X            5, 11, 13                771,200
                                             25,997     639,700         X            5, 10, 13                639,700
USG Corporation        Com  903293 40 5     112,060   6,500,000         X            5, 11, 13              6,500,000
Washington Post
  Co.                  Cl B  939640 10 8    594,712     894,304         X            5, 11, 13                               894,304
                                             98,627     148,311         X            5, 1, 3, 7, 11, 13                      148,311
                                            431,030     648,165         X            5, 10, 13                               648,165
                                             24,595      36,985         X            5, 12, 13                                36,985
Wells Fargo & Co.
  Del                  Com  949746 10 1     664,483  12,902,590         X            5, 2, 6, 13           12,902,590
                                             52,612   1,021,600         X            5, 4, 13, 15, 16, 17   1,021,600
                                              6,230     120,970         X            5, 10, 13                120,970
                                             71,791   1,394,000         X            5, 12, 13              1,394,000
                                            134,150   2,604,860         X            5, 13                  2,604,860
                                          1,977,825  38,404,360         X            5, 11, 13             38,404,360
Wesco Finl Corp.       Com  950817 10 6   1,938,878   5,703,087         X            5, 4, 13               5,703,087
Zenith National
  Ins. Corp.           Com  989390 10 9       4,647     167,055         X            5, 11, 13                167,055
                                        -----------
                                          9,476,456
                                        -----------
         GRAND TOTAL                    $31,036,994
                                        ===========